PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT

6.	PROPERTY, PLANT AND EQUIPMENT

The reconciliation of the carrying amounts of the items comprising “Property, plant and equipment” at the beginning and end of the reporting period:

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Machinery and equipment	167	80	-	247
Other fixtures, fittings and tools	10	-	-	10
Total	177	80	-	257
Accumulated depreciation (Note 13)

Machinery and equipment	(68)	(53)	-	(121)
Other fixtures, fittings and tools	(2)	(1)	-	(3)
Total	(70)	(54)	-	(124)
Carrying amount	107	26	-	133

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Machinery and equipment	113	55	(1)	167
Other fixtures, fittings and tools	10	-	-	10
Total	123	55	(1)	177
Accumulated depreciation (Note 13)

Machinery and equipment	(30)	(39)	1	(68)
Other fixtures, fittings and tools	(1)	(1)	-	(2)
Total	(31)	(40)	1	(70)
Carrying amount	92	15	-	107

Additions in 2021 and 2020 mainly correspond to new machines and equipment in Spain and Mexico.